Lease Liabilities - Schedule of Lease Liabilities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Lease Liabilities [Abstract]
At beginning of year/period	RM 536,380	$ 119,984	RM 1,255,340
Additions	2,446,312	580,699
Disposal of controlling interest in subsidiaries	(175,199)	(41,588)
Finance cost	49,958	11,859	30,413
Payment	(685,928)	(162,824)	(749,373)
Currency realignment		7,341
At of end of year / period	2,171,523	$ 515,471	536,380
Future lease payment payable:
- Not later than one year	650,739		368,501	$ 154,471	$ 82,431
- More than one year to five years	1,520,784		167,879	361,000	37,553
Total future minimum lease payments	RM 2,171,523		RM 536,380	$ 515,471	$ 119,984